JOHN HANCOCK FUNDS BOND TRUST	JOHN HANCOCK INVESTMENT TRUST II
JOHN HANCOCK FUNDS II	JOHN HANCOCK INVESTMENT TRUST III
JOHN HANCOCK FUNDS III	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	JOHN HANCOCK SOVEREIGN BOND FUND
JOHN HANCOCK CAPITAL SERIES	JOHN HANCOCK STRATEGIC SERIES
JOHN HANCOCK INVESTMENT TRUST

Supplement dated February 24, 2017 to the current Prospectus, as may be supplemented

Effective immediately, the second bulleted paragraph in the “Your Account” section under the heading “Waivers for certain investors” in “SALES CHARGE REDUCTIONS AND WAIVERS” is amended and restated as follows:

  Financial intermediaries utilizing fund shares in certain eligible retirement platforms, fee‐based, or other eligible investment product platforms under a signed agreement with the distributor

The following new bulleted paragraph is added to the “Your Account” section under the heading “Waivers for certain investors” in “SALES CHARGE REDUCTIONS AND WAIVERS”:

  Individuals exchanging shares held in an eligible fee-based program for Class A shares, provided however, subsequent purchases in Class A shares will be subject to applicable sales charges

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

JOHN HANCOCK FUNDS BOND TRUST	JOHN HANCOCK INVESTMENT TRUST II
JOHN HANCOCK FUNDS II	JOHN HANCOCK INVESTMENT TRUST III
JOHN HANCOCK FUNDS III	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	JOHN HANCOCK SOVEREIGN BOND FUND
JOHN HANCOCK CAPITAL SERIES	JOHN HANCOCK STRATEGIC SERIES
JOHN HANCOCK INVESTMENT TRUST

Supplement dated February 24, 2017 to the current Statement of Additional Information, as may be supplemented (the “SAI”)

Effective immediately, Footnote 3 under the “First Year Broker or Other Selling Firm Compensation” chart in the “SALES COMPENSATION” section of the SAI is amended and restated as follows:

(3) For Class A, Class B and Class C shares, the Selling Firm receives Rule 12b-1 fees in the first year as a percentage of the amount invested and after the first year as a percentage of average daily net eligible assets. Monthly payments are made in arrears. In certain circumstances, Rule 12b-1 fees are paid in the first year as a percentage of average daily net eligible assets. This compensation applies to the following: Selling Firms with a fee-based or other eligible program agreement with the Distributor, certain retirement platforms, and Selling Firms that roll over assets from a terminated participant’s qualified plan, which is funded by certain John Hancock group annuity contracts, to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds. Monthly payments are made in arrears.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.